OneMain Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Goodwill

Changes in the carrying amount of goodwill, all of which is reported in our Consumer and Insurance segment were as follows:

(dollars in millions)	Consumer and Insurance

Year Ended December 31, 2015
Balance at beginning of period	$—
Goodwill - OneMain Acquisition *	1,440
Balance at end of period	$1,440

*	Goodwill was recorded at OMFH subsidiary level.

OneMain Holdings Inc [Member]
Schedule of Business Acquisitions, by Acquisition

The excess of the purchase price over the fair values, which we recorded as goodwill, was determined as follows:

(dollars in millions)	As Reported			As Adjusted
		Adjustments *

Cash consideration	$4,478	$(23)	(a)	$4,455
Fair value of assets acquired:
Cash and cash equivalents	958	—		958
Investment securities	1,294	—		1,294
Personal loans	8,801	(6)	(b)	8,795
Intangibles	555	3	(c)	558
Other assets	247	(3)	(d)	244
Fair value of liabilities assumed:
Long-term debt	(7,725)	—		(7,725)
Unearned premium, insurance policy and claims reserves	(936)	—		(936)
Other liabilities	(156)	1	(e)	(155)
Goodwill	$1,440			$1,422

*	During the first half of 2016, we recorded the following adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill as new information, which existed as of the acquisition date, became available:

(a)	Represents a subsequent cash payment from Citigroup as a result of reaching final agreement on certain purchase accounting adjustments.

(b)	Represents the net impact of an increase to the discount of purchased credit impaired finance receivables of $64 million and an increase to the premium on finance receivables purchased as performing receivables of $58 million as a result of revisions to the receivables valuation during the measurement period.

(c)	Represents an increase in acquired intangibles related to customer loan applications in process at the acquisition date.

(d)	Represents a decrease in valuation of acquired software asset.

(e)	Represents the settlement of a payable to Citigroup during the measurement period.

The excess of the purchase price over the fair values, which we recorded as goodwill, was determined as follows:

(dollars in millions)	Amounts

Cash consideration	$4,478
Fair value of assets acquired:
Cash and cash equivalents (a)	958
Investment securities	1,294
Personal loans	8,801
Intangibles (b)	555
Other assets (c)	247
Fair value of liabilities assumed:
Long-term debt	(7,725)
Unearned premium, insurance policy and claims reserves (d)	(936)
Other liabilities (e)	(156)
Goodwill (f)	$1,440

(a)	Cash and cash equivalents includes restricted cash and cash equivalents.

(b)	Goodwill and intangibles were recorded at OMFH subsidiary level.

(c)	Other assets consist of deferred tax assets, premises and equipment, and other acquired assets.

(d)	Unearned premium, insurance policy and claims reserves includes $409 million related to unearned premium and claims reserves, which is presented as a contra-asset on the balance sheet.

(e)	Other liabilities consist of accounts payable, accrued expenses, and other assumed liabilities.

Schedule of Indefinite-lived Intangible Assets Acquired as Part of Business Combination

In connection with the allocation of the purchase price, we identified the following intangible assets:

(dollars in millions)	Amount	Estimated Useful Life

Trade names	$220	Indefinite
Customer relationships	205	6 years
Value of business acquired (“VOBA”)	105	5-30 years
Licenses	25	Indefinite
Total	$555

Business Acquisition, Pro Forma Information

The following table presents the unaudited pro forma financial information:

(dollars in millions)	Three Months Ended September 30, 2015	Nine Months Ended September 30, 2015

Interest income	$838	$2,442
Net income attributable to OneMain Holdings, Inc.	27	92

Interest income and net loss of OMFH subsequent to the effective closing date of the acquisition of October 31, 2015 were as follows:

(dollars in millions)
Two Months Ended December 31,	2015

Interest income	$246
Net loss	(187)

The following table presents the unaudited pro forma financial information:

(dollars in millions)
Years Ended December 31,	2015	2014

Interest income	$3,216	$3,104
Net income (loss) attributable to OneMain Holdings, Inc.	(203)	57

Schedule of Goodwill

Changes in the carrying amount of goodwill, all of which are reported in our Consumer and Insurance segment, were as follows:

(dollars in millions)	Consumer and Insurance

Nine Months Ended September 30, 2016
Balance at beginning of period	$1,440
Adjustments to purchase price allocation *	(18)
Balance at end of period	$1,422

*	Goodwill adjustments were recorded at OMFH subsidiary level.